Loans and financing - Payment schedule of installments of non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and financing
Installments of non-current liabilities	R$ 657,212	R$ 94,549
Funding cost (long term)	(7,450)
Net	649,762	94,549
2023
Loans and financing
Installments of non-current liabilities		33,264
2024
Loans and financing
Installments of non-current liabilities	59,026	28,137
2025
Loans and financing
Installments of non-current liabilities	58,229	23,743
2026
Loans and financing
Installments of non-current liabilities	44,016	R$ 9,405
2027
Loans and financing
Installments of non-current liabilities	489,449
2028
Loans and financing
Installments of non-current liabilities	R$ 6,492